Investments in Real Estate - Narrative (Details) - USD ($) $ in Millions	Dec. 09, 2020	Feb. 14, 2020	Dec. 10, 2019	Aug. 20, 2019	Apr. 11, 2019
Anzio Joint Venture
Real Estate [Line Items]
Investment In Real Estate, Purchase Price					$ 59.2
Noncontrolling Interest in Joint Ventures					$ 1.7
Joint Venture Ownership Interest					90.00%
Liberty Joint Venture
Real Estate [Line Items]
Equity Contributed To Joint Venture, Gross				$ 33.5
Investment In Real Estate, Purchase Price				91.2
Noncontrolling Interest in Joint Ventures				$ 1.1
Joint Venture Ownership Interest				96.50%
Ezlyn Joint Venture
Real Estate [Line Items]
Investment In Real Estate, Purchase Price			$ 81.3
Noncontrolling Interest in Joint Ventures			$ 2.9
Joint Venture Ownership Interest			90.00%
Arbors Joint Venture
Real Estate [Line Items]
Equity Contributed To Joint Venture, Gross	$ 21.3
Investment In Real Estate, Purchase Price	63.5
Noncontrolling Interest in Joint Ventures	$ 2.1
Joint Venture Ownership Interest	90.00%
Lakes Joint Venture
Real Estate [Line Items]
Equity Contributed To Joint Venture, Gross		$ 16.6
Investment In Real Estate, Purchase Price		40.9
Noncontrolling Interest in Joint Ventures		$ 0.8
Joint Venture Ownership Interest		95.00%
Real Estate Financing | Anzio Joint Venture | Property Level Debt Federal Home Loan Mortgage Corporation
Real Estate [Line Items]
Debt Instrument, Face Amount					$ 44.4
Real Estate Financing | Anzio Joint Venture | Line Of Credit Affiliate Of Oaktree
Real Estate [Line Items]
Debt Instrument, Face Amount					$ 14.9
Real Estate Financing | Liberty Joint Venture
Real Estate [Line Items]
Debt Instrument, Face Amount				$ 62.0
Real Estate Investments, Joint Ventures				$ 32.3
Real Estate Financing | Ezlyn Joint Venture
Real Estate [Line Items]
Debt Instrument, Face Amount			$ 53.0
Real Estate Investments, Joint Ventures			$ 26.2
Real Estate Financing | Arbors Joint Venture
Real Estate [Line Items]
Debt Instrument, Face Amount	$ 46.0
Real Estate Investments, Joint Ventures	$ 19.2
Real Estate Financing | Lakes Joint Venture
Real Estate [Line Items]
Debt Instrument, Face Amount		$ 27.9
Real Estate Investments, Joint Ventures		$ 15.7
TruAmerica | Anzio Joint Venture
Real Estate [Line Items]
Joint Venture Ownership Interest					10.00%
TruAmerica | Arbors Joint Venture
Real Estate [Line Items]
Joint Venture Ownership Interest	10.00%
Hines Interests Limited Partnership | Liberty Joint Venture
Real Estate [Line Items]
Joint Venture Ownership Interest				3.50%
Holland Partner Group | Ezlyn Joint Venture
Real Estate [Line Items]
Joint Venture Ownership Interest			10.00%
Waterford | Lakes Joint Venture
Real Estate [Line Items]
Joint Venture Ownership Interest		5.00%